Expense Example - StrategicAdvisersFidelityUSTotalStockFund-PRO - StrategicAdvisersFidelityUSTotalStockFund-PRO - Strategic Advisers Fidelity U.S. Total Stock Fund - Strategic Advisers Fidelity U.S. Total Stock Fund
Jul. 30, 2024 USD ($)
Expense Example:
1 year	$ 32
3 years	118
5 years	252
10 years	$ 643